Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000192839 | 4704914
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192839 | 4704743
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192839 | 4704839
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192839 | 4704967
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192839 | 4704905
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192839 | 4704744
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192839 | 4704819
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | 4704785
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | 4704947
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192839 | 4704921
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192839 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000192839 | Foreign Government
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000192839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192839 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000192839 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000192839 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000192839 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192839 | Virgin Islands, British
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000192839 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192839 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192839 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192839 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000192839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215652 | 4743019
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000215652 | 4743178
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215652 | 4743012
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215652 | 4743160
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215652 | 4742979
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215652 | 4742975
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215652 | 4742977
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215652 | 4742943
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215652 | 4742966
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215652 | 4743159
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215652 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000215652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215652 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215652 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000215652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000215652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215652 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215652 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215652 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215652 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215652 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215652 | India
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000215652 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000215652 | China
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000215652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215652 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215652 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215652 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215652 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215652 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195231 | 4742351
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195231 | 4742447
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195231 | 4742406
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195231 | 4742227
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195231 | 4742352
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195231 | 4742353
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195231 | 4742367
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195231 | 4742465
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195231 | 4742222
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195231 | 4742349
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195231 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195231 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195231 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195231 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195231 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195231 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000195231 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195231 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195231 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000195231 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195231 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195231 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000195231 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000195231 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195231 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000195231 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195231 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000195231 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195231 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195231 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195231 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195231 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195231 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000195231 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171473 | Svenska Handelsbanken AB_4704693
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | BMW US Capital, LLC_4704503
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | Citibank NA_4704542
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | Federal Home Loan Mortgage Corporation_4704603
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | BPCE SA_4704506
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171473 | Royal Bank of Canada_4704678
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171473 | JPMorgan Chase Bank NA_4704619
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171473 | Mizuho Markets Cayman, LP_4704634
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171473 | Federal Farm Credit Bank_4704600
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171473 | Federal Farm Credit Bank_4704597
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234237 | Cushman and Wakefield plc_4744709
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234237 | MKS, Inc._4744684
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234237 | Spire, Inc._4744700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234237 | Constellium SE_4744708
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234237 | Crane NXT Company_4744670
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234237 | UMB Financial Corporation_4744704
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234237 | Wintrust Financial Corporation_4744706
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234237 | Greif, Inc._4744676
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234237 | Black Hills Corporation_4744666
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | Signet Jewelers, Ltd._4744712
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234237 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000234237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000234237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234237 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234237 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.90%